Stockholders' Equity - Marketing and Consulting Agreement (Details) - USD ($)	Jun. 04, 2021	May 11, 2021	Apr. 01, 2021	Jan. 01, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Vesting period		2 years
Marketing and Consulting Agreement | CorProminence, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement				1 year
Renewal term of agreement				1 year
Monthly retainer amount				$ 7,500,000
Number of restricted shares issued				30,000
Consulting and Advisory Agreement | Tania King
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly retainer amount			$ 4,000,000
Additional payment included with the first monthly fee			12,000,000
Restricted share cash value			$ 72,000,000
Vesting period			1 year
Service Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement	1 year
Renewal term of agreement	1 year
Monthly retainer amount	$ 6,750
Number of restricted shares issued	28,338
Restricted share cash value	$ 90,002